Shareholder Report, Holdings (Details) - C000032269	Dec. 31, 2024
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Insulet Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Atlassian Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Software
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Machinery
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.70%